                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                               -------------------

Check here if Amendment [X]; Amendment Number: 1
                                              --
This Amendment (Check only one):       [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------


Form 13F File Number:      28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


  /s/    Edward M. Giles             New York, NY              02/11/08
      ---------------------       ------------------        --------------
           [Signature]               [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           40
                                         -----------

Form 13F Information Table Value Total:       294152
                                         -----------
                                          (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


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GME Capital LLC
FORM 13F
GME Capital
31-Dec-07

                                                                                                 Voting Authority
                                                                                                 --------------------
                               Title                      Value     Shares/  Sh/  Put/   Invstmt Other
Name of Issuer                 of class      CUSIP       (x$1000)   Prn Amt  Prn  Call   Dscretn Managers    Sole     Shared  None
----------------------------   -----------   ---------    --------  -------- ---  ----   ------- ---------   -------- ------  ----
3D SYSTEMS CORP                COM  NEW      88554D205         6075   393460 SH          Defined               393460
ACCELR8 TECHNOLOGY CORP        COM  NEW      004304200          236    50900 SH          Defined                50900
ACCURAY INC                    COM           004397105         2595   170500 SH          Defined               170500
AMERICAN VANGUARD CORP         COM           030371108         6951   400615 SH          Defined               400615
AMERIGAS PARTNERS - LP         UNIT LP INT   030975106          360    10000 SH          Defined                10000
ANADARKO PETROLEUM CORP        COM           032511107          526     8000 SH          Defined                 8000
ANALOG DEVICES                 COM           032654105          451    14223 SH          Defined                14223
BREEZE-EASTERN CORP            COM           106764103          552    50700 SH          Defined                50700
CELGENE CORP                   COM           151020104        78755  1704287 SH          Defined              1704287
CLEVELAND-CLIFFS INC           COM           185896107        14898   147800 SH          Defined               147800
ELAN CORP PLC ADR              ADR           284131208        17630   802100 SH          Defined               802100
ENERGY FOCUS, INC              COM           29268T102          842   116150 SH          Defined               116150
ENZON PHARMACEUTICALS INC.     COM           293904108          750    78700 SH          Defined                78700
EVERGREEN ENERGY INC           COM           30024B104          513   230000 SH          Defined               230000
HCP, INC                       COM           40414L109          223     6400 SH          Defined                 6400
HEALTH GRADES INC              COM           42218Q102          536    90000 SH          Defined                90000
HUDSON CITY BANCORP INC        COM           443683107         4593   305787 SH          Defined               305787
INVESTOR AB - B SHS            COM           W48102128         6400   281600 SH          Defined               281600
ISHARES SILVER TRUST           ISHARES       46428Q109          735     5000 SH          Defined                 5000
KOPIN CORP.                    COM           500600101           56    17568 SH          Defined                17568
METABOLIX                      COM           591018809        19148   804534 SH          Defined               804534
MRV COMMUNICATIONS INC.        COM           553477100         1072   462200 SH          Defined               462200
NEWFIELD EXPLORATION CO        COM           651290108         5913   112200 SH          Defined               112200
NEWMONT MINING CORPORATION     COM           651639106         3167    64850 SH          Defined                64850
NOBLE CORP                     SHS           G65422100         7821   138400 SH          Defined               138400
NOVA CHEMICALS CORP            COM           66977W109         2722    84000 SH          Defined                84000
NOVAGOLD RESOURCES INC         COM NEW       66987E206         1550   190000 SH          Defined               190000
PEABODY ENERGY                 COM           704549104         1874    30400 SH          Defined                30400
PETROHAWK ENERGY CORP          COM           716495106         7675   443400 SH          Defined               443400
QUESTAR CORP                   COM           748356102         4728    87400 SH          Defined                87400
RAYONIER INC                   COM           754907103         8628   182644 SH          Defined               182644
SOUTHWESTERN ENERGY CO         COM           845467109        23313   418400 SH          Defined               418400
STERICYCLE, INC.               COM           858912108         5043    84900 SH          Defined                84900
STREETTRACKS GOLD TRUST        GOLD SHS      863307104         7421    90000 SH          Defined                90000
THERMO FISHER SCIENTIFIC INC   COM           883556102        11121   192800 SH          Defined               192800
UNIVERSAL HEALTH RLTY IN       COM           91359E105         1137    32083 SH          Defined                32083
VENTANA MEDICAL SYSTEMS        COM           92276H106        22576   258814 SH          Defined               258814
WILLBROS GROUP INC             COM           969199108         9756   254800 SH          Defined               254800
WYETH                          COM           983024100         5396   122100 SH          Defined               122100
ZIX CORPORATION                COM           98974P100          414    90000 SH          Defined                90000
REPORT SUMMARY                            40 DATA RECORDS    294152             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED